Summary of principle accounting policies - Income tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of principal accounting policies
Unrecognized uncertain tax positions	¥ 209,078	¥ 0
Threshold to measure uncertain tax position	50.00%